HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	COMMON STOCKS - 80.2%
	AUTOMOTIVE - 2.7%
7,530	Tesla, Inc. *	$ 3,230,445

	BEVERAGES - 1.9%
3,941	Monster Beverage Corp. *	316,068
14,419	PepsiCo, Inc.	1,998,473
		2,314,541
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.0%
2,319	Alexion Pharmaceuticals, Inc. *	265,363
6,002	Amgen, Inc.	1,525,468
1,754	Biogen, Inc. *	497,575
1,808	BioMarin Pharmaceutical, Inc.*	137,553
13,282	Gilead Sciences, Inc.	839,290
1,945	Incyte Corp.*	174,544
813	Regeneron Pharmaceuticals, Inc. *	455,101
1,183	Seattle Genetics, Inc.*	231,501
2,630	Vertex Pharmaceuticals, Inc. *	715,676
		4,842,071
	CABLE & SATELLITE - 2.9%
1,787	Charter Communications, Inc.*	1,115,696
47,379	Comcast Corp.	2,191,753
1,537	Liberty Broadband Corp.*	219,591
11,420	Sirius XM Holdings, Inc.	61,211
		3,588,251
	COMMERCIAL SUPPORT SERVICES - 0.3%
911	Cintas Corp.	303,208

	E-COMMERCE - DISCRETIONARY - 7.1%
2,419	Amazon.com, Inc.*	7,616,778
7,860	eBay, Inc.	409,506
479	MercadoLibre, Inc.	518,508
1,635	Pinduoduo, Inc.* - ADR	121,235
		8,666,027
	ELECTRIC UTILITIES - 0.6%
10,056	Exelon Corp.	359,603
5,399	Xcel Energy, Inc.	372,585
		732,188
	ENTERTAINMENT CONTENT - 1.1%
7,743	Activision Blizzard, Inc.	626,796
2,923	Electronic Arts, Inc.*	381,188
772	NetEase, Inc. - ADR	351,005
		1,358,989
	FOOD - 0.9%
6,704	Kraft Heinz Co.	200,785
14,683	Mondelez International, Inc.	843,538
		1,044,323
	INDUSTRIAL SUPPORT SERVICES - 0.2%
5,871	Fastenal Co.	264,723
HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	INTERNET MEDIA & SERVICES - 11.3%
1,606	Alphabet, Inc. *	$ 2,360,178
1,608	Alphabet, Inc. - Class A*	2,356,685
2,823	Baidu, Inc. * - ADR	357,364
427	Booking Holdings, Inc. *	730,460
20,125	Facebook, Inc. *	5,270,738
790	IAC/InterActive Corp.	94,626
4,501	Netflix, Inc. *	2,250,635
5,483	Trip.com Group Limited. * - ADR	170,741
1,055	VeriSign, Inc. *	216,117
		13,807,544
	LEISURE FACILITIES & SERVICES - 1.0%
2,683	Marriott International, Inc.	248,392
12,091	Starbucks Corp.	1,038,859
		1,287,251
	MEDICAL EQUIPMENT & DEVICES - 1.9%
750	Align Technology, Inc.*	245,520
909	DexCom, Inc.*	374,717
850	IDEXX Laboratories, Inc.*	334,144
1,517	Illumina, Inc.*	468,874
1,171	Intuitive Surgical, Inc.*	830,871
		2,254,126
	RETAIL - CONSUMER STAPLES - 1.7%
4,495	Costco Wholesale Corp.	1,595,725
2,470	Dollar Tree, Inc.	225,610
7,676	Walgreens Boots Alliance, Inc.	275,722
		2,097,057
	RETAIL - DISCRETIONARY - 0.9%
1,240	Lululemon Athletica, Inc.*	408,419
758	O'Reilly Automotive, Inc. *	349,499
3,620	Ross Stores, Inc.	337,818
		1,095,736
	SEMICONDUCTORS - 11.8%
12,188	Advanced Micro Devices, Inc. *	999,294
3,756	Analog Devices, Inc.	438,475
9,313	Applied Materials, Inc.	553,658
4,033	Broadcom, Inc.	1,469,303
44,215	Intel Corp.	2,289,453
1,587	KLA-Tencor Corp.	307,465
1,468	Lam Research Corp.	487,009
2,733	Maxim Integrated Products, Inc.	184,778
2,404	Microchip Technology, Inc.	247,035
11,405	Micron Technology, Inc. *	535,579
6,071	NVIDIA Corp.	3,285,747
2,832	NXP Semiconductors NV	353,462
11,652	QUALCOMM, Inc.	1,371,207
1,677	Skyworks Solutions, Inc.	244,004
9,656	Texas Instruments, Inc.	1,378,780
2,584	Xilinx, Inc.	269,356
		14,414,605
HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	SOFTWARE - 13.9%
4,920	Adobe, Inc. *	$ 2,412,916
865	ANSYS, Inc. *	283,054
1,182	Atlassian Corp. PLC *	214,876
2,255	Autodesk, Inc. *	520,928
2,820	Cadence Design Systems, Inc. *	300,697
3,116	Cerner Corp. *	225,256
1,151	Check Point Software Technologies Ltd.*	138,511
1,208	Citrix Systems, Inc.	166,354
1,585	DocuSign, Inc.*	341,155
1,456	Fortinet, Inc.*	171,531
2,566	Intuit, Inc.	837,055
49,363	Microsoft Corp.	10,382,520
1,545	Splunk, Inc. *	290,661
1,525	Synopsys, Inc. *	326,319
1,713	Workday, Inc. *	368,518
		16,980,351
	TECHNOLOGY HARDWARE - 10.6%
97,936	Apple, Inc.	11,341,968
40,914	Cisco Systems, Inc.	1,611,602
		12,953,570
	TECHNOLOGY SERVICES - 3.9%
4,139	Automatic Data Processing, Inc.	577,349
1,449	CDW Corp.	173,199
5,655	Cognizant Technology Solutions Corp.	392,570
373	CoStar Group, Inc.*	316,494
5,738	Fiserv, Inc.*	591,301
3,320	Paychex, Inc.	264,836
12,083	PayPal Holdings, Inc.*	2,380,713
		4,696,462
	TELECOMMUNICATIONS - 0.4%
3,974	T-Mobile US, Inc. *	454,467

	TRANSPORTATION & LOGISTICS - 0.7%
8,003	CSX Corp.	621,593
1,064	Old Dominion Freight Line, Inc.	192,499
		814,092
	TRANSPORTATION EQUIPMENT - 0.2%
3,566	PACCAR, Inc.	304,108

	WHOLESALE - DISCRETIONARY - 0.2%
2,098	Copart, Inc.*	220,626

	TOTAL COMMON STOCKS (Cost $78,317,733)	97,724,761

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 19.7%
	LARGE-CAP - 19.7%
41,784	ProShares Ultra QQQ	$ 3,829,503
154,866	ProShares UltraPro QQQ	20,271,959
	TOTAL EXCHANGE TRADED FUNDS (Cost $15,818,803)	24,101,462

	TOTAL INVESTMENTS - 99.9% (Cost $94,136,536)	$ 121,826,223
	OTHER ASSETS LESS LIABILITIES - 0.1%	93,695
	NET ASSETS - 100.0%	$ 121,919,918

* Non-income producing security.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Exchange Traded Funds - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Fund's assets and liabilities measured at fair value:

HCM Defender 100 Index Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 97,724,761	$ -	$ -	$ 97,724,761
Exchange Traded Funds	24,101,462	-	-	24,101,462
Total	$ 121,826,223	$ -	$ -	$ 121,826,223

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
HCM Defender 100 Index ETF	$ 94,136,536	$ 28,608,986	$ (919,299)	$ 27,689,687

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	COMMON STOCKS - 80.4%
	AEROSPACE & DEFENSE - 1.3%
1,884	Boeing Co.	$ 311,350
844	General Dynamics Corp.	116,835
724	L3 Harris Technologies, Inc.	122,964
786	Lockheed Martin Corp.	301,258
496	Northrop Grumman Corp.	156,483
5,150	Raytheon Co.	296,331
180	TransDigm Group, Inc. *	85,522
		1,390,743
	APPAREL & TEXTILE PRODUCTS - 0.5%
4,107	NIKE, Inc.	515,593
1,113	VF Corp.	78,188
		593,781
	ASSET MANAGEMENT - 0.5%
364	BlackRock, Inc.	205,132
2,227	Blackstone Group, Inc.	116,249
4,031	Charles Schwab Corp.	146,043
758	T Rowe Price Group, Inc.	97,191
		564,615
	AUTOMOTIVE - 1.1%
13,025	Ford Motor Co.	86,747
4,174	General Motors Co.	123,509
2,440	Tesla, Inc. *	1,046,784
		1,257,040
	BANKING - 2.6%
26,656	Bank of America Corp.	642,143
7,245	Citigroup, Inc.	312,332
571	First Republic Bank	62,273
10,104	JPMorgan Chase & Co.	972,712
1,329	PNC Financial Services Group, Inc.	146,070
4,596	Truist Financial Corp.	174,878
4,789	US Bancorp	171,686
13,261	Wells Fargo & Co.	311,766
		2,793,860

	BEVERAGES - 1.5%
988	Brown-Forman Corp.	74,416
13,049	Coca-Cola Co.	644,229
526	Constellation Brands, Inc.	99,682
1,250	Monster Beverage Corp.*	100,250
4,693	PepsiCo, Inc.	650,450
		1,569,027
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	BIOTECHNOLOGY & PHARMACEUTICAL - 5.4%
5,772	AbbVie, Inc.	$ 505,569
755	Alexion Pharmaceuticals, Inc. *	86,395
1,954	Amgen, Inc.	496,629
548	Biogen, Inc. *	155,457
573	BioMarin Pharmaceutical, Inc. *	43,594
7,558	Bristol-Myers Squibb Co.	455,672
2,797	Eli Lilly & Co.	414,012
4,331	Gilead Sciences, Inc.	273,676
627	Incyte Corp. *	56,267
8,909	Johnson & Johnson	1,326,372
8,487	Merck & Co., Inc.	703,997
18,504	Pfizer, Inc.	679,097
261	Regeneron Pharmaceuticals, Inc. *	146,103
386	Seattle Genetics, Inc.*	75,536
858	Vertex Pharmaceuticals, Inc. *	233,479
1,571	Zoetis, Inc.	259,796
		5,911,651
	CABLE & SATELLITE - 1.1%
580	Charter Communications, Inc.*	362,117
15,440	Comcast Corp.	714,254
498	Liberty Broadband Corp.	71,149
		1,147,520
	CHEMICALS - 0.9%
741	Air Products & Chemicals, Inc.	220,714
2,490	Corteva, Inc. *	71,737
2,525	Dow, Inc. *	118,801
2,492	Dupont De Nemours, Inc.	138,256
867	Ecolab, Inc.	173,261
790	PPG Industries, Inc.	96,443
274	Sherwin-Williams Co.	190,907
		1,010,119
	COMMERCIAL SUPPORT SERVICES - 0.3%
288	Cintas Corp.	95,855
712	Republic Services, Inc.	66,465
1,444	Waste Management, Inc.	163,417
		325,737
	CONTAINERS & PACKAGING - 0.1%
1,095	Ball Corp.	91,016

	DIVERSIFIED INDUSTRIALS - 1.3%
1,957	3M Co.	313,472
1,380	Eaton Corp. PLC	140,801
2,040	Emerson Electir Co.	133,763
29,236	General Electric Co.	182,140
2,407	Honeywell International, Inc.	396,216
948	Illinois Tool Works, Inc.	183,163
		1,349,555
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	E-COMMERCE DISCRETIONARY - 4.6%
1,552	Amazon.com, Inc.*	$ 4,886,829
2,554	eBay, Inc.	133,063
		5,019,892
	ELECTRIC UTILITIES - 2.2%
818	Ameren Corp.	64,687
1,677	American Electric Power Co., Inc.	137,061
955	CMS Energy Corp.	58,647
1,126	Consolidated Edison, Inc.	87,603
2,769	Dominion Energy, Inc.	218,557
644	DTE Energy Co.	74,086
2,480	Duke Energy Corp.	219,629
1,228	Edison International	62,432
663	Entergy Corp.	65,325
1,119	Eversource Energy	93,492
3,270	Exelon Corp.	116,935
1,819	FirstEnergy Corp.	52,223
1,663	NextEra Energy, Inc.	461,582
2,584	PPL Corp.	70,311
1,690	Publis Service Enterprise Group, Inc.	92,798
987	Sempra Energy	116,821
3,536	Southern Co.	191,722
1,059	WEC Energy Group, Inc.	102,617
1,756	Xcel Energy, Inc.	121,182
		2,407,710
	ELECTRICAL EQUIPMENT - 0.9%
754	AMETEK, Inc.	74,948
962	Amphenol Corp.	104,156
1,040	Fortive Corp.	79,258
2,577	Joshnson Controls International PLC	105,270
619	Keysight Technologies, Inc.*	61,145
1,523	Otis Worldwide Corp.*	95,066
373	Rockwell Automation, Inc.	82,314
344	Roper Technologies, Inc.	135,918
1,112	TE Connectivity Ltd.	108,687
831	Trane Technologies PLC	100,759
		947,521
	ENTERTAINMENT CONTENT - 1.0%
2,515	Activision Blizzard, Inc.	203,589
952	Electronic Arts, Inc.*	124,150
6,237	Walt Disney Co.	773,887
		1,101,626
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	FOOD - 0.7%
1,610	Conagra Brands, Inc.	$ 57,493
2,058	General Mills, Inc.	126,937
496	Hershey Co.	71,097
861	Kellogg Co.	55,612
2,179	Kraft Heinz Co.	65,261
402	McCormick & Co., Inc.	78,028
4,777	Mondelez International, Inc.	274,439
945	Tyson Foods, Inc.	56,209
		785,076
	GAS & WATER UTILITIES - 0.1%
598	American Water Works Co, Inc.	86,638

	HEALTHCARE FACILITIES & SERVICES - 2.1%
838	Anthem, Inc.	225,078
1,872	Centene Corp.*	109,194
1,221	Cigna Corp.	206,850
4,356	CVS Health Corp.	254,390
877	HCA Healthcare, Inc.	109,344
434	Humana, Inc.	179,628
601	IQVIA Holdings, Inc.*	94,736
547	McKesson Corp.	81,465
3,149	UnitedHealth Group, Inc.	981,764
		2,242,449
	HOME CONSTRUCTION - 0.1%
1,119	DR Horton, Inc.	84,630

	HOUSEHOLD PRODUCTS - 1.7%
814	Church & Dwight Co, Inc.	76,280
413	Clorox Co.	86,800
2,903	Colgate-Palmolive Co.	223,966
678	Estee Lauder Cos., Inc.	147,974
1,138	Kimberly-Clark Corp.	168,037
8,309	Proctor & Gamble Co.	1,154,868
		1,857,925
	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,902	Fastenal Co.	85,761

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,747	Bank of New York Mellon Corp.	94,332
1,168	CME Group, Inc.	195,418
1,106	Goldman Sachs Group, Inc.	222,273
1,789	Intercontinental Exchange, Inc.	178,989
4,071	Morgan Stanley	196,833
1,129	State Street Corp.	66,984
		954,829
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	INSURANCE - 2.0%
2,261	Aflac, Inc.	$ 82,187
1,050	Allstate Corp.	98,847
2,828	American International Group, Inc.	77,855
4,574	Berkshire Hathaway, Inc.*	973,988
1,307	Chubb Ltd.	151,769
1,685	Marsh & McLennan Cos., Inc.	193,270
2,396	MetLife, Inc.	89,059
1,928	Progressive Corp.	182,524
1,352	Prudential Financial, Inc.	85,879
849	Travelers Cos., Inc.	91,853
414	Willis Towers Watson PLC	86,451
		2,113,682
	INTERNET MEDIA & SERVICES - 5.9%
984	Alphabet, Inc.*	1,446,086
984	Alphabet, Inc. - Class A *	1,442,150
132	Booking Holdings, Inc.*	225,810
8,069	Facebook, Inc.*	2,113,271
255	IAC/Interactive Corp. *	30,544
525	Match Group, Inc. *	58,091
1,464	Netflix, Inc.*	732,044
3,319	Snap, Inc.*	86,659
2,577	Twitter, Inc.*	114,677
3,721	Uber Technologies, Inc.*	135,742
338	VeriSign, Inc.*	69,239
		6,454,313
	LEISURE FACILITIES & SERVICES - 1.2%
92	Chipotle Mexican Grill, Inc.*	114,421
916	Hilton Worldwide Holdings, Inc.	78,153
1,213	Las Vegas Sands Corp.	56,599
873	Marriott International, Inc.	80,822
2,564	McDonald's Corp.	562,772
3,935	Starbucks Corp.	338,095
1,012	Yum! Brands, Inc.	92,396
		1,323,258
	MACHINERY - 0.6%
1,847	Caterpillar, Inc.	275,480
1,044	Deere & Co.	231,382
436	Parker-Hannifin Corp.	88,220
506	Stanley Black & Decker, Inc.	82,073
		677,155
	MEDICAL EQUIPMENT & DEVICES - 3.6%
5,784	Abbott Laboratories	629,473
1,013	Agilent Technologies, Inc.	102,252
1,692	Baxter International, Inc.	136,071
896	Becton Dickinson and Co.	208,481
4,643	Boston Scientific Corp. *	177,409
2,060	Danaher Corp.	443,580
289	DexCom, Inc. *	119,134
2,008	Edwards Lifesciences Corp. *	160,279
272	IDEXX Laboratories, Inc. *	106,926
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 3.6%
491	Illumina, Inc. *	$ 151,758
374	Intuitive Surgical, Inc. *	265,368
4,449	Medtronic PLC	462,340
78	Mettler-Toledo International, Inc. *	75,329
476	ResMed, Inc.	81,601
1,048	Stryker Corp.	218,372
1,300	Thermo Fisher Scientific, Inc.	573,976
672	Zimmer Biomet Holdings, Inc.	91,486
		4,003,835
	METALS & MINING - 0.1%
2,657	Newmont Goldcorp Corporation	168,587

	OIL & GAS PRODUCERS - 1.4%
6,272	Chevron Corp.	451,584
3,620	ConocoPhillips	118,881
1,985	EOG Resources, Inc.	71,341
14,405	Exxon Mobil Corp.	494,524
6,507	Kinder Morgan, Inc.	80,231
2,224	Marathon Petroleum Corp.	65,252
1,453	Phillips 66	75,324
1,395	Valero Energy Corp.	60,431
4,157	Williams Cos, Inc.	81,685
		1,499,253
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
4,710	Schlumberger Ltd.	73,288

	REAL ESTATE - 1.7%
412	Alexandria Real Estate Equities, Inc.	65,920
1,486	American Tower Corp.	359,211
474	AvalonBay Communities, Inc.	70,787
1,397	Crown Castle International Corp.	232,601
864	Digital Realty Trust, Inc.	126,801
278	Equinix, Inc.	211,316
1,242	Equity Residential	63,752
213	Essex Property Trust, Inc.	42,768
2,479	Prologis, Inc.	249,437
508	Public Storage	113,142
1,129	Realty Income Corp.	68,587
358	SBA Communications Corp. *	114,016
1,077	Simon Property Group, Inc.	69,660
1,402	Welltower, Inc.	77,236
		1,865,234
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	RETAIL - CONSUMER STAPLES - 1.7%
1,457	Costco Wholesale Corp.	$ 517,235
849	Dollar General Corp.	177,967
805	Dollar Tree, Inc.*	73,529
2,535	Kroger Co.	85,962
1,693	Target Corp.	266,512
2,497	Walgreens Boots Alliance, Inc.	89,692
4,691	Walmart, Inc.	656,318
		1,867,215
	RETAIL - DISCRETIONARY - 1.8%
78	AutoZone, Inc. *	91,856
761	Best Buy Co., Inc.	84,692
3,598	Home Depot, Inc.	999,201
2,507	Lowe's Cos, Inc.	415,811
245	O'Reilly Automotive, Inc. *	112,965
1,169	Ross Stores, Inc.	109,091
3,734	TJX Cos, Inc.	207,797
		2,021,413
	SEMICONDUCTORS - 4.2%
3,972	Advanced Micro Devices, Inc. *	325,664
1,214	Analog Devices, Inc.	141,722
3,031	Applied Materials, Inc.	180,193
1,306	Broadcom, Inc.	475,802
14,406	Intel Corp.	745,943
509	KLA-Tencor Corp.	98,614
475	Lam Research Corp.	157,581
2,191	Marvell Technology Group Ltd.	86,983
784	Microchip Technology, Inc.	80,564
3,705	Micron Technology, Inc. *	173,987
1,975	NVIDIA Corp.	1,068,910
3,794	QUALCOMM, Inc.	446,478
548	Skyworks Solutions, Inc.	79,734
3,090	Texas Instruments, Inc.	441,221
834	Xilinx, Inc.	86,936
		4,590,332
	SOFTWARE - 8.9%
1,597	Adobe, Inc. *	783,217
521	Akamai Technologies, Inc. *	57,591
276	ANSYS, Inc. *	90,315
731	Autodesk, Inc. *	168,868
905	Cadence Design Systems, Inc. *	96,500
1,016	Cerner Corp. *	73,447
395	Citrix Systems, Inc.	54,395
524	DocuSign, Inc.*	112,786
472	Fortinet, Inc. *	55,606
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	SOFTWARE (continued) - 8.9%
829	Intuit, Inc.	$ 270,428
27,068	Microsoft Corp.	5,693,212
351	Okta, Inc.*	75,061
6,805	Oracle Corp.	406,259
318	Palo Alto Networks, Inc. *	77,831
250	RingCentral, Inc.*	68,653
2,902	salesforce.com, Inc. *	729,331
617	ServiceNow, Inc. *	299,245
497	Splunk, Inc. *	93,501
494	Synopsys, Inc. *	105,706
437	Veeva Systems, Inc. *	122,880
556	Workday, Inc. *	119,612
387	Zoom Video Communications, Inc.*	181,933
		9,736,377
	SPECIALTY FINANCE - 0.3%
2,048	American Express Co.	205,312
1,550	Capital One Financial Corp.	111,383
		316,695
	TECHNOLOGY HARDWARE - 6.5%
55,088	Apple, Inc.	6,379,741
13,327	Cisco Systems, Inc.	524,951
2,573	Corning, Inc.	83,391
4,884	HP, Inc.	92,747
579	Motorola Solutions, Inc.	90,793
		7,171,623
	TECHNOLOGY SERVICES - 5.5%
2,140	Accenture PLC	483,619
1,348	Automatic Data Processing, Inc.	188,033
1,806	Cognizant Technology Solutions Corp.	125,373
115	CoStar Group, Inc. *	97,579
392	Equifax, Inc.	61,505
2,044	Fidelity National Information Services, Inc.	300,897
1,870	Fiserv, Inc.*	192,703
274	FleetCor Technologies, Inc.*	65,239
982	Global Payments, Inc.	174,383
1,229	IHS Markit Ltd. *	96,489
3,002	International Business Machines Corp.	365,253
111	MarketAxess Holdings, Inc.	53,456
2,935	Mastercard, Inc.	992,529
535	Moody's Corp.	155,070
263	MSCI, Inc.	93,833
1,075	Paychex, Inc.	85,753
3,933	PayPal Holdings, Inc.*	774,919
793	S&P Global, Inc.	285,956
1,145	Square, Inc.*	186,120
528	Verisk Analytics, Inc.	97,844
5,697	Visa, Inc.	1,139,229
		6,015,782
HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
Shares		Fair Value
	TELECOMMUNICATIONS - 1.5%
24,168	AT&T, Inc.	$ 689,030
1,305	T-Mobile US, Inc. *	149,240
14,034	Verizon Communications, Inc.	834,882
		1,673,152
	TOBACCO & CANNABIS - 0.6%
6,510	Altria Group, Inc.	251,546
5,364	Philip Morris International, Inc.	402,246
		653,792
	TRANSPORTATION & LOGISTICS - 1.3%
2,610	CSX Corp.	202,719
801	FedEx Corp.	201,467
860	Norfolk Southern Corp.	184,031
342	Old Dominion Freight Line, Inc.	61,875
2,285	Union Pacific Corp.	449,848
2,338	United Parcel Service, Inc.	389,581
		1,489,521
	TRANSPORTATION EQUIPMENT - 0.2%
496	Cummins, Inc.	104,735
1,154	PACCAR, Inc.	98,413
		203,148
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,871	Archer-Daniels-Midland Co.	86,983
1,731	Sysco Corp.	107,703
		194,686
	WHOLESALE - DISCRETIONARY- 0.1%
712	Copart, Inc.*	74,874

	TOTAL COMMON STOCKS (Cost $74,859,131)	87,765,936

	EXCHANGE TRADED FUNDS - 19.3%
	LARGE-CAP - 19.3%
199,590	Direxion Daily S&P 500 Bull 3X	10,510,409
188,032	ProShares UltraPro S&P 500	10,512,869
	TOTAL EXCHANGE TRADED FUNDS (Cost $14,441,001)	21,023,278

	TOTAL INVESTMENTS - 99.7% (Cost $89,300,132)	$ 108,789,214
	OTHER ASSETS LESS LIABILITIES - 0.3%	376,132
	NET ASSETS - 100.0%	$ 109,165,346

* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Exchange Traded Funds - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Fund's assets and liabilities measured at fair value:

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 87,765,936	$ -	$ -	$ 87,765,936
Exchange Traded Funds	21,023,278	-	-	21,023,278
Total	$ 108,789,214	$ -	$ -	$ 108,789,214

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
HCM Defender 500 Index ETF	$ 89,300,607	$ 20,623,454	$ (1,134,847)	$ 19,488,607